UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE

  68130

(Address of principal executive offices)

(Zip code)

James Ash

             17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 114.6%
	AUTO MANUFACTURERS - 6.1%
100,000	Ford Motor Co.	$ 986,000

	BANKS - 30.6%
100,000	Bank of America Corp.	883,000
200,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	706,000
290,700	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	2,991,303
40,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	395,600
		4,975,903
	BIOTECHNOLOGY - 8.0%
27,000	Illumina, Inc. * ^	1,301,400

	COMMERCIAL SERVICES - 6.5%
2,350	MasterCard, Inc. - Cl. A ^	1,060,978

	COMPUTERS - 9.2%
2,250	Apple, Inc. ^	1,501,335

	ELECTRICAL COMPONENTS & EQUIPMENT - 7.4%
35,000	Universal Display Corp. * ^	1,203,300

	FOOD - 4.8%
8,000	Whole Foods Market, Inc.	779,200

	HEALTHCARE-PRODUCTS - 24.3%
19,500	Edwards Lifesciences Corp. * + ^	2,093,715
2,000	Intuitive Surgical, Inc. *	991,260
50,000	MAKO Surgical Corp. * ^	870,500
		3,955,475
	INTERNET - 5.7%
4,500	Equinix, Inc. *	927,225

	MACHINERY-DIVERSIFIED - 4.5%
10,000	Chart Industries, Inc. *	738,500

	OIL & GAS SERVICES - 7.5%
10,000	Core Laboratories NV ^	1,214,800

	TOTAL COMMON STOCK & WARRANTS (Cost - $16,391,333)	18,644,116

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUND - 5.5%
894,729	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% ** ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $894,729)	$ 894,729

	TOTAL INVESTMENTS - 120.1% (Cost - $17,286,062) (a)	$ 19,538,845
	LIABILITIES LESS OTHER ASSETS - (20.1) %	(3,271,129)
	NET ASSETS - 100.0%	$ 16,267,716

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$3,597,498
	Unrealized Depreciation:	(1,344,715)
	Net Unrealized Appreciation:	$2,252,783
	* Non-income producing security.
	** Money market fund: interest rate reflects seven-day effective yield on September 30, 2012.
	+ Subject to written call option.
	^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at September 30, 2012 is $13,132,060.

Schedule of Options Written
September 30, 2012 (Unaudited)
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
80	Edwards Lifesciences Corp, November 2012, Call @ $110 (Premiums received $40,136) *	$ 27,200

	* Non-income producing security.
	*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 18,644,116	$ -	$ -	$ 18,644,116
Money Market Fund	894,729	-	-	894,729
Total	$ 19,538,845	$ -	$ -	$ 19,538,845

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 27,200	$ -	$ -	$ 27,200
Total	$ 27,200	$ -	$ -	$ 27,200

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell (write) options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 98.4%
	AEROSPACE/DEFENSE - 2.9%
17,500	BE Aerospace, Inc. *	$ 736,750
7,500	Boeing Co.	522,150
		1,258,900
	APPAREL - 1.9%
15,000	Under Armour, Inc. - Cl. A *	837,450

	AUTO MANUFACTURERS - 3.9%
150,000	Ford Motor Co.	1,479,000
250,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	257,500
		1,736,500
	BANKS - 8.9%
350,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,601,500
35,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	346,150
		3,947,650
	BIOTECHNOLOGY - 4.3%
25,000	Celgene Corp. *	1,910,000

	CHEMICALS - 6.8%
17,500	FMC Corp.	969,150
22,500	Monsanto Co.	2,047,950
		3,017,100
	COMMERCIAL SERVICES - 5.1%
5,000	MasterCard, Inc. - Cl. A	2,257,400

	COMPUTERS - 8.3%
5,500	Apple, Inc.	3,669,930

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.7%
47,500	Universal Display Corp. *	1,633,050

	ENVIRONMENTAL CONTROL - 1.0%
5,000	Stericycle, Inc. *	452,600

	FOOD - 3.2%
10,500	JM Smucker Co.	906,465
5,000	Whole Foods Market, Inc.	487,000
		1,393,465
The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS - 15.6%
25,000	Edwards Lifesciences Corp. * +	$ 2,684,250
22,500	IDEXX Laboratories, Inc. *	2,235,375
4,000	Intuitive Surgical, Inc. *	1,982,520
		6,902,145
	HOME BUILDERS - 2.0%
25,000	Lennar Corp.	869,250

	INTERNET - 5.7%
5,000	Equinix, Inc. *	1,030,250
2,000	Google, Inc. - Cl. A *	1,509,000
		2,539,250
	MACHINERY-DIVERSIFIED - 6.3%
20,000	Chart Industries, Inc. *	1,477,000
14,000	Cummins, Inc.	1,290,940
		2,767,940
	OIL & GAS - 1.1%
25,000	Chesapeake Energy Corp.	471,750

	OIL & GAS SERVICES - 6.0%
17,500	Core Laboratories NV	2,125,900
7,500	Schlumberger Ltd.	542,475
		2,668,375
	RETAIL - 3.4%
22,500	Yum! Brands, Inc.	1,492,650

	SEMICONDUCTORS - 5.0%
35,000	QUALCOMM, Inc.	2,187,150

	SOFTWARE - 3.3%
15,000	Vmware, Inc. - Cl. A *	1,451,100

	TOTAL COMMON STOCK & WARRANTS (Cost - $32,561,017)	43,463,655

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Principal		Value
	BONDS & NOTES - 1.6%
	AUTO MANUFACTURERS - 1.6%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16	$ 689,688
	TOTAL BONDS & NOTES (Cost - $501,875)	689,688

	TOTAL INVESTMENTS - 100.0% (Cost - $33,062,892) (a)	$ 44,153,343
	OTHER ASSETS LESS LIABILITIES - 0.0%	15,134
	NET ASSETS - 100.0%	$ 44,168,477

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$13,107,024
	Unrealized Depreciation:	(2,016,573)
	Net Unrealized Appreciation:	$11,090,451
	* Non-income producing security.
	+ Subject to written call option.

Schedule of Options Written
September 30, 2012 (Unaudited)
Number of Contracts **	Security, Expiration Date, Exercise Price	Value
100	Edwards Lifesciences Corp, November 2012, Call @ $110 (Premiums received $50,170) *	$ 34,000

	* Non-income producing security.
	** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 43,463,655	$ -	$ -	$ 43,463,655
Bonds & Notes	-	689,688	-	689,688
Total	$ 43,463,655	$ 689,688	$ -	$ 44,153,343

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 34,000	$ -	$ -	$ 34,000
Total	$ 34,000	$ -	$ -	$ 34,000

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell (write) options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/14/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/14/12